Trade payables	12 Months Ended
Dec. 31, 2024
Trade payables [Abstract]
Trade payables

18. Trade payables

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Payables for charging services	69,129	73,559
Payables for energy solutions	82,937	68,331
	152,066	141,890
Included in trade payables per balance sheet	152,066	104,224
Included in liabilities relating to assets classified as held for sale	—	37,666

The Group’s trade payables are non-interest bearing and have an average term of three months.